LOANS RECEIVABLE - Company's Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Company nonaccrual loans
Financing receivable, recorded investment	$ 31,622	$ 74,767
Residential properties [Member]
Company nonaccrual loans
Financing receivable, recorded investment	18,073	23,147
Residential Held For Sale [Member]
Company nonaccrual loans
Financing receivable, recorded investment
Commercial real estate [Member]
Company nonaccrual loans
Financing receivable, recorded investment	8,354	20,952
Construction and Development [Member]
Company nonaccrual loans
Financing receivable, recorded investment	5,195	30,606
Commercial loans [Member]
Company nonaccrual loans
Financing receivable, recorded investment
Installment [Member]
Company nonaccrual loans
Financing receivable, recorded investment		$ 62